Segmented Information	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segmented Information	SEGMENTED INFORMATION
Fortis segments its business based on regulatory jurisdiction and service territory, as well as the information used by its President and Chief Executive Officer in deciding how to allocate resources. Segment performance is evaluated principally on net earnings attributable to common equity shareholders.

Related-Party and Inter-Company Transactions
Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions for the three and six months ended June 30, 2021 and 2020.

The lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy of $7 million and $15 million for the three and six months ended June 30, 2021, respectively (three and six months ended June 30, 2020 - $5 million and $12 million, respectively) are inter-company transactions between non-regulated and regulated entities, which were not eliminated on consolidation.

As at June 30, 2021, accounts receivable included approximately $30 million due from Belize Electricity (December 31, 2020 - $28 million).

Fortis periodically provides short-term financing, the impacts of which are eliminated on consolidation, to subsidiaries to support capital expenditures, acquisitions and seasonal working capital requirements. There were inter-segment loans of $135 million outstanding as at June 30, 2021 (December 31, 2020 - nil). Interest charged on inter-segment loans was not material for the three and six months ended June 30, 2021 and 2020.

	Regulated								Non-Regulated
									Energy		Inter-
Quarter ended June 30, 2021		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	418	556	207	317	162	108	353	2,121	9	—	—	2,130
Energy supply costs	—	204	59	108	—	22	199	592	1	—	—	593
Operating expenses	115	153	116	88	39	33	48	592	9	10	—	611
Depreciation and amortization	70	83	22	70	58	16	45	364	4	1	—	369
Operating income	233	116	10	51	65	37	61	573	(5)	(11)	—	557
Other income, net	12	11	8	3	—	2	1	37	1	4	—	42
Finance charges	78	31	11	37	27	18	18	220	—	35	—	255
Income tax expense	41	13	1	2	2	4	6	69	1	(22)	—	48
Net earnings	126	83	6	15	36	17	38	321	(5)	(20)	—	296
Non-controlling interests	23	—	—	—	—	—	4	27	—	—	—	27
Preference share dividends	—	—	—	—	—	—	—	—	—	16	—	16
Net earnings attributable to common equity shareholders	103	83	6	15	36	17	34	294	(5)	(36)	—	253
Goodwill	7,609	1,713	559	913	228	235	242	11,499	27	—	—	11,526
Total assets	20,307	11,218	3,899	7,722	5,157	2,474	4,216	54,993	723	358	(179)	55,895
Capital expenditures	244	185	72	99	82	30	75	787	3	—	—	790

Quarter ended June 30, 2020
($ millions)
Revenue	477	546	206	249	150	91	345	2,064	13	—	—	2,077
Energy supply costs	—	184	51	66	—	15	198	514	—	—	—	514
Operating expenses	113	157	125	76	34	26	49	580	7	12	—	599
Depreciation and amortization	75	85	24	59	56	15	47	361	4	1	—	366
Operating income	289	120	6	48	60	35	51	609	2	(13)	—	598
Other income, net	13	16	8	2	—	1	2	42	—	5	—	47
Finance charges	79	34	12	35	25	18	21	224	—	39	—	263
Income tax expense	55	17	—	(2)	2	1	6	79	(1)	(20)	—	58
Net earnings	168	85	2	17	33	17	26	348	3	(27)	—	324
Non-controlling interests	30	—	—	1	—	—	2	33	—	—	—	33
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	138	85	2	16	33	17	24	315	3	(44)	—	274
Goodwill	8,332	1,876	612	913	228	235	259	12,455	27	—	—	12,482
Total assets	21,251	11,252	3,967	7,291	4,918	2,377	4,272	55,328	740	226	(89)	56,205
Capital expenditures	232	176	91	95	83	30	65	772	3	—	—	775
4. SEGMENTED INFORMATION (cont'd)

	Regulated								Non-Regulated
									Energy		Inter-
Year-to-date June 30, 2021		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	844	1,078	492	903	320	228	766	4,631	38	—	—	4,669
Energy supply costs	—	404	140	362	—	61	473	1,440	2	—	—	1,442
Operating expenses	232	330	247	172	78	63	97	1,219	18	24	—	1,261
Depreciation and amortization	142	166	45	141	115	32	90	731	8	2	—	741
Operating income	470	178	60	228	127	72	106	1,241	10	(26)	—	1,225
Other income, net	21	27	17	5	1	3	1	75	1	16	—	92
Finance charges	157	59	23	73	53	36	36	437	—	70	—	507
Income tax expense	82	18	9	34	4	6	11	164	2	(48)	—	118
Net earnings	252	128	45	126	71	33	60	715	9	(32)	—	692
Non-controlling interests	46	—	—	—	—	—	6	52	—	—	—	52
Preference share dividends	—	—	—	—	—	—	—	—	—	32	—	32
Net earnings attributable to common equity shareholders	206	128	45	126	71	33	54	663	9	(64)	—	608
Goodwill	7,609	1,713	559	913	228	235	242	11,499	27	—	—	11,526
Total assets	20,307	11,218	3,899	7,722	5,157	2,474	4,216	54,993	723	358	(179)	55,895
Capital expenditures	546	337	133	192	186	58	138	1,590	4	—	—	1,594

Year-to-date June 30, 2020
($ millions)
Revenue	910	1,019	486	715	302	205	793	4,430	38	—	—	4,468
Energy supply costs	—	351	129	226	—	54	503	1,263	1	—	—	1,264
Operating expenses	231	315	259	158	72	53	100	1,188	15	22	—	1,225
Depreciation and amortization	148	166	46	119	111	30	93	713	8	2	—	723
Operating income	531	187	52	212	119	68	97	1,266	14	(24)	—	1,256
Other income, net	17	13	17	3	1	2	5	58	—	(2)	—	56
Finance charges	159	62	24	71	51	36	40	443	—	76	—	519
Income tax expense	98	25	8	21	4	2	10	168	2	(54)	—	116
Net earnings	291	113	37	123	65	32	52	713	12	(48)	—	677
Non-controlling interests	52	—	—	1	—	—	5	58	—	—	—	58
Preference share dividends	—	—	—	—	—	—	—	—	—	33	—	33
Net earnings attributable to common equity shareholders	239	113	37	122	65	32	47	655	12	(81)	—	586
Goodwill	8,332	1,876	612	913	228	235	259	12,455	27	—	—	12,482
Total assets	21,251	11,252	3,967	7,291	4,918	2,377	4,272	55,328	740	226	(89)	56,205
Capital expenditures	481	685	164	216	204	58	122	1,930	7	—	—	1,937